Investments	12 Months Ended
Dec. 31, 2019
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Investments
8 – Investments
As of and for the year ended December 31, 2019:

In $000s	Fair Value Jan. 1, 2019	Additions	Disposals	Transfers	Fair Value Adjustment	Fair Value Dec. 31, 2019

Short-term investments

Convertible debt instruments 2	$13,937	$725	$(14,452)	$8,541	$2,050	$10,801

Total short-term investments	$13,937	$725	$(14,452)	$8,541	$2,050	$10,801

Non-current investments

Common shares 1	$33,139	$24,834	$(17,357)	$-	$11,709	$52,325

Warrants and other 2	2,106	4	(27)	-	2,540	4,623

Convertible debt instruments 2	10,998	9,279	(710)	(8,541)	4,866	15,892

Total non-current investments	$46,243	$34,117	$(18,094)	$(8,541)	$19,115	$72,840

Total Investments	$60,180	$34,842	$(32,546)	$-	$21,165	$83,641

1	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
2	Fair value adjustment recorded within Net Income (loss) for the period.
On June 28, 2019 and in accordance with the terms of the Equinox convertible debenture, Sandstorm received $10.5 million of Equinox’s common shares in consideration of an annual debenture payment.
In 2019, as part of the Company’s
on-going
efforts to monetize its
non-core
assets, Sandstorm disposed of common shares of other mining companies with a fair value on disposition of $17.4 million.

As of and for the year ended December 31, 2018:

In $000s	Fair Value Jan. 1, 2018	Additions	Disposals	Transfers	Fair Value Adjustment	Fair Value Dec. 31, 2018

Short-term investments

Common shares 1	$3,252	$-	$(3,252)	$-	$-	$-

Convertible debt instruments 2	15,000	4,000	(15,000)	8,976	961	13,937

Total short-term investments	$18,252	$4,000	$(18,252)	$8,976	$961	$13,937

Non-current investments

Common shares 1	$40,722	$10,271	$(6,901)	$-	$(10,953)	$33,139

Warrants and other 2	3,313	1,030	(333)	-	(1,904)	2,106

Convertible debt instruments 2	16,595	2,405	-	(8,976)	974	10,998

Total non-current investments	$60,630	$13,706	$(7,234)	$(8,976)	$(11,883)	$46,243

Total Investments	$78,882	$17,706	$(25,486)	$-	$(10,922)	$60,180

1	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
2	Fair value adjustment recorded within Net Income (loss) for the period.
On January 3, 2018, the Company completed its previously announced agreement to sell $18.3 million in debt and equity securities of Equinox Gold Corp. to Mr. Ross Beaty.